Stockholders' Equity (Deficit) - Summary of Compensation Cost Included in Statement of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 11,660	$ 13,096	$ 14,995
Cost of sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	1,016	1,162	1,317
Selling, general & administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	9,360	10,517	11,886
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 1,284	$ 1,417	$ 1,792